Convertible notes payable	12 Months Ended
Dec. 31, 2025
Debt Disclosure [Abstract]
Convertible notes payable	Borrowings
Borrowings consisted of the following:

	As of December 31,
	2024	2025
	US$	US$
Short-term borrowings
Unsecured bank loans	185,243	310,659
Long-term borrowings
Unsecured bank loans	—	5,587
The weighted average interest rates of short-term borrowings outstanding as of December 31, 2024 and 2025 were 3.91% and 3.70% per annum, respectively. The weighted average interest rates of long-term borrowings outstanding as of December 31, 2025 were 2.81% per annum. The outstanding long-term borrowing matures in 2027.
As of December 31, 2024 and 2025, the Group had a total line of bank credit in the amount of US$272,416 and US$329,498, of which the unused portion was US$87,173 and US$13,252, respectively.
Convertible notes payable

	Convertible Notes due 2025	Convertible Notes due 2026	Convertible Notes due 2028	Total
	US$	US$	US$	US$
Balance as of December 31, 2022	63,775	—	—	63,775
Accretion of interest expense	409	—	—	409
Balance as of December 31, 2023	64,184	—	—	64,184
Accretion of interest expense	289	—	—	289
Balance as of December 31, 2024	64,473	—	—	64,473
Issuance of convertible notes	—	42,880	60,000	102,880
Accretion of interest expense	527	3,603	283	4,413
Conversion to ordinary shares	—	(7,664)	—	(7,664)
Repayments of convertible notes	(65,000)	—	—	(65,000)
Balance as of December 31, 2025	—	38,819	60,283	99,102
– Current portion	—	38,819	—	38,819
– Non-current portion	—	—	60,283	60,283
•Convertible Notes due 2025
On October 25, 2022, the Company entered into a convertible note purchase agreement (the “Investor Note Purchase Agreement”) with certain institutional investors, pursuant to which the Company agreed to issue and sell US$65,000 aggregate principal amount of unsecured convertible notes (the “Investor Notes”, each an “Investor Note”) due to mature on November 8, 2025 (the “Investor Note Maturity Date”). The Investor Notes bear interest at a rate of 5% per annum. The holder of Investor Notes has the right to earn 9% internal rate of return if the Notes are not converted or redeemed before the Investor Note Maturity Date.
Each holder of an Investor Note now has the right from time to time to convert all or any portion of the Investor Notes (plus any accrued but unpaid interest thereon) into fully paid and non-assessable Class A ordinary shares of the Company to such number which is equal to the quotient of (x) the outstanding principal and accrued but unpaid interest of such Note divided by (y) conversion price.
All or any portion of the Investor Notes is convertible into fully paid and non-assessable ECARX Class A Ordinary Shares (the “Investor Note Conversion Shares”) at a conversion price equal to US$11.50 per share, subject to customary anti-dilution adjustments and certain limitations on the conversion right as described in the Investor Note.
The Company incurred issuance costs of US$1,225 which is presented on the balance sheet as a direct deduction from the Investor Notes. Investor Notes are classified as a long-term debt initially on balance sheet and measured at amortized cost.

During 2024, the Group determined that it is probable that the Investor Notes will not be converted prior to the Investor Note Maturity Date of November 8, 2025. Accordingly, an additional interest of US$662 was accrued to account for the noteholders’ right to 9% internal rate of return on the principal amount of the Investor Notes in 2024. The Company repaid Investor Note on its maturity in 2025.

As of December 31, 2024, the fair value of Convertible Notes due 2025 was valued at US$66,000 and was classified within Level 3. The fair value of the Convertible Notes due 2025 was estimated by management with the assistance of an independent valuation firm, using the binomial model with the key assumptions including risk-free rate of return, volatility, and bond yield.
•Convertible Notes due 2026

On October 30, 2025, the Company entered into a Securities Purchase Agreement with an investor, ATW Mobility SPV LLC, to issue a new series of senior convertible notes in the aggregate amount of US$150,000. Initially, the investor purchased notes with aggregate principal amount of US$50,000 (the “Initial Note”) repayable in installments on several instalment dates (“Installment Date” with total installments payable amounting to 107% of the principal amount. The Initial Note will mature on October 30, 2026.

The Initial Note was issued at an initial conversion price of US$2.59 per share subject to customary anti-dilution adjustments. Unless the Initial Note is converted into the Company’s ordinary shares, is redeemable at 107% of the principal amount including an early redemption option with the issuer. The Initial Note can also be redeemed early at the option of the holder in an event of default at the redemption premium of 25% or change of control at the redemption premium of 20%. In the event of bankruptcy of the issuer, the Initial Note becomes mandatorily redeemable at the redemption premium of 25% (collectively, “Mandatory or Early redemption features”). The Initial Note does not bear any coupon interest.

The Initial Note is convertible anytime at the option of the holder and, at any instalment date, at the option of the issuer. The Initial Note is also mandatorily convertible if the daily volume weighted average price (VWAP) of ordinary shares of the Company exceeds US$3.88 per share for 15 consecutive trading days and the aggregate daily dollar volume during such period is more than US$3,000.

Mandatory or early redemption features were bifurcated as a separate single compound derivative liability and measured at fair value as it is not clearly and closely related to the debt host contract. After the bifurcation, the Initial Note was accounted for using amortized cost method. The fair value of the bifurcated feature was initially measured at US$1,085 and subsequently remeasured to US$871 as at December 31, 2025, and was recorded as derivative liability included in accrued expenses and other current liabilities in the consolidated balance sheet. The gain on changes in fair value of derivative liability of US$214 was recognized in the changes in the fair value of derivative financial liabilities and assets included in other non-operating (expenses) income, net in the consolidated statement of comprehensive loss for the year ended December 31, 2025.

The Initial Note was initially recorded net of issuance costs of US$6,035 and the fair value of embedded derivative bifurcated at inception, and subsequently measured at amortized cost.

The fair value of the Initial Note payable was estimated by management with the assistance of an independent valuation firm, using the binomial model with the key assumptions including risk-free rate of returns, volatility and bond yields. As of December 31, 2025, the fair value of the Convertible Notes due 2026 was measured at US$41,944 and was classified within Level 3.
The fair value of derivative liability is measured using income approach with the key assumptions including bond yields and the probability of triggering events. The fair value of derivative liability is estimated with the following key assumptions:

As of December 31,
2025
Bond yields (i)	16.23% - 16.28%
Probability of triggering events (ii)	1.61%
___________________________
i.The bond yields were estimated based on the market yield of comparable bonds with similar credit rating.
ii.Probability of triggering events was estimated based on the average cumulative issuer-weighted global default rates by similar industry group.

•Convertible Notes due 2028

In November 2025, the Company entered into convertible note purchase agreements with certain institutional investors to issue convertible notes (“Convertible Senior Notes”) with an aggregate principal amount of US$60,000 and maturity date of November 14, 2028. The Convertible Senior Notes bear interest at a rate of 5% per annum. Each holder of the Convertible Senior Notes has the right to earn 9% internal rate of return if the Convertible Senior Notes are not converted or redeemed before the maturity.

Each holder of Convertible Senior Notes has the right from time to time to convert all or any portion of Convertible Senior Notes (plus any accrued but unpaid interest thereon) into fully paid and non-assessable ECARX Class A Ordinary Shares (the “Senior Note Conversion Shares”) at a conversion price equal to US$2.62 per share, subject to customary anti-dilution adjustments.

Each holder of Convertible Senior Notes also has the right to require the Company to redeem for cash all outstanding principal amount of such Convertible Senior Notes prior to the maturity, upon occurrence of certain events such as change of control, delisting of the Company’s shares, sale or transfer of substantially all assets, suspension of trading of the Company’s shares for more than ten business days or an event of default.

Convertible Senior Notes are classified as a long-term debt initially on balance sheet and measured at amortized cost subsequently.
As of December 31, 2025, the fair value of the Convertible Senior Notes was valued at US$56,535 and was classified within Level 3. The fair value was estimated by management with the assistance of an independent valuation firm, using the binomial model with the key assumptions including risk-free rate of return, volatility, and bond yield.